STOCKHOLDERS' EQUITY (Details) - Stock option activity (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Jan. 01, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jan. 01, 2015	Dec. 31, 2012
Stock option activity [Abstract]
Outstanding at January 1, 2015		22,365,236	22,052,736	22,052,736	13,877,573	22,052,736	9,460,543
Outstanding at January 1, 2015		$ 0.17	$ 0.1687	$ 0.1687	$ 0.1914	$ 0.1687	$ 0.2508
Outstanding at January 1, 2015	4 years 73 days	3 years 328 days	4 years 73 days	8 years 255 days	9 years 127 days
Outstanding at January 1, 2015		$ 429,012	$ 858,766	$ 858,766	$ 259,558	$ 858,766
Granted		375,000	12,312,745		5,658,530
Granted		$ 0.10	$ 0.13		$ 0.2317
Granted		10 years	10 years		10 years
Canceled		(62,500)
Canceled		$ 0.12
Outstanding at March 31, 2015		22,365,236	22,052,736	22,052,736	13,877,573	22,052,736	9,460,543
Outstanding at March 31, 2015		$ 0.17	$ 0.1687	$ 0.1687	$ 0.1914	$ 0.1687	$ 0.2508
Outstanding at March 31, 2015	4 years 73 days	3 years 328 days	4 years 73 days	8 years 255 days	9 years 127 days
Outstanding at March 31, 2015		429,012	858,766	858,766	259,558	858,766
Exercisable at March 31, 2015		16,047,474	11,363,138	11,363,138
Exercisable at March 31, 2015		$ 0.16	$ 0.1622	$ 0.1622
Exercisable at March 31, 2015		3 years 255 days	4 years 109 days
Exercisable at March 31, 2015		$ 373,706	$ 573,899	$ 573,899